Post-Retirement Benefit Obligations - Summary of Quantitative Sensitivity Analysis for Significant Assumptions (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Discount rate for post-retirement benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Increase in rate %	0.25%	0.25%
Increase/(decrease) in post-retirement benefit obligations	¥ (73)	¥ (95)
Decrease in rate %	0.25%	0.25%
Increase/(decrease) in post-retirement benefit obligations	¥ 77	¥ 100
Annual increase rate of pension benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Increase in rate %	1.00%	1.00%
Increase/(decrease) in post-retirement benefit obligations	¥ 283	¥ 325
Decrease in rate %	1.00%	1.00%
Increase/(decrease) in post-retirement benefit obligations	¥ (240)	¥ (275)
Annual increase rate of medical expenses [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Increase in rate %	1.00%	1.00%
Increase/(decrease) in post-retirement benefit obligations	¥ 40	¥ 46
Decrease in rate %	1.00%	1.00%
Increase/(decrease) in post-retirement benefit obligations	¥ (33)	¥ (38)